RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
RESTRICTED CASH [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH
  Restricted cash consists of the following:
	As of December 31,
	2016	2017

Bank deposits in an escrow account (Note 20(c))	$4,753	$-

Restricted cash	$4,753	$-